RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020
Balance Sheet
Class A ordinary shares subject to possible redemption	$ 230,000,000	$ 230,000,000	$ 230,000,000		$ 230,000,000		$ 230,000,000	$ 230,000,000
Accumulated deficit	(23,450,531)	(45,738,792)	(44,696,198)		(45,738,792)		(23,450,531)	(33,171,769)
Total shareholders' equity (deficit)	$ (23,449,956)	$ (45,738,217)	$ (44,695,623)	$ (22,229,898)	$ (45,738,217)	$ (22,229,898)	$ (23,449,956)	$ (33,171,194)	$ 20,266	$ 0
Number of shares subject to redemption		23,000,000	23,000,000		23,000,000
As Previously Reported
Balance Sheet
Class A ordinary shares subject to possible redemption		$ 179,261,780	$ 180,304,370		$ 179,261,780
Class A ordinary shares		507	497		507
Additional paid-in capital		26,754,301	25,711,721		26,754,301
Accumulated deficit		(21,755,380)	(20,712,786)		(21,755,380)
Total shareholders' equity (deficit)		$ 5,000,003	$ 5,000,007		$ 5,000,003
Number of shares subject to redemption		17,926,178	18,030,437		17,926,178
Statement of Cash Flows
Change in value of Class A ordinary shares subject to possible redemption			$ (11,524,430)		$ (12,567,020)
Restatement Adjustment
Balance Sheet
Class A ordinary shares subject to possible redemption		$ 50,738,220	49,695,630		50,738,220
Class A ordinary shares		(507)	(497)		(507)
Additional paid-in capital		(26,754,301)	(25,711,721)		(26,754,301)
Accumulated deficit		(23,983,412)	(23,983,412)		(23,983,412)
Total shareholders' equity (deficit)		$ (50,738,220)	$ (49,695,630)		$ (50,738,220)
Number of shares subject to redemption		5,073,822	4,969,563		5,073,822
Statement of Cash Flows
Change in value of Class A ordinary shares subject to possible redemption			$ 11,524,430		$ 12,567,020
Class A common stock
Balance Sheet
Number of shares subject to redemption	23,000,000						23,000,000	23,000,000
Statement of Operations
Weighted average shares outstanding, basic	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Weighted average shares outstanding, diluted	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Net income (loss) per share, basic	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Net income (loss) per share, diluted	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Class A common stock | As Previously Reported
Statement of Operations
Weighted average shares outstanding, basic		23,000,000			23,000,000
Weighted average shares outstanding, diluted		23,000,000	23,000,000		23,000,000
Class A common stock | Restatement Adjustment
Statement of Operations
Net income (loss) per share, basic		$ (0.04)	$ (0.40)		$ (0.44)
Net income (loss) per share, diluted		$ (0.04)	$ (0.40)		$ (0.44)
Class B common stock
Balance Sheet
Class A ordinary shares	$ 575						$ 575	$ 575
Statement of Operations
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Weighted average shares outstanding, diluted	5,750,000.00	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Net income (loss) per share, basic	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Net income (loss) per share, diluted	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Class B common stock | As Previously Reported
Statement of Operations
Weighted average shares outstanding, basic		5,750,000	5,750,000		5,750,000
Weighted average shares outstanding, diluted		5,750,000	5,750,000		5,750,000
Net income (loss) per share, basic		$ (0.18)	$ (2.03)		$ (2.20)
Net income (loss) per share, diluted		(0.18)	(2.03)		(2.20)
Class B common stock | Restatement Adjustment
Statement of Operations
Net income (loss) per share, basic		0.14	1.63		1.76
Net income (loss) per share, diluted		$ 0.14	$ 1.63		$ 1.76